SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                  CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

         The following information will supersede or supplement certain information in the fund's Statement of Additional Information.

PORTFOLIO MANAGERS

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

         As reported to the Fund, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager and the total assets managed within each category as of June 30, 2005.

                 ---------------------------------------------------------------------------------------------------
                          Registered                      Other Pooled
                          Investment                       Investment
                          Companies                         Vehicles                          Other Accounts
--------------------------------------------------------------------------------------------------------------------
Name             Number of      Total Assets        Number of       Total Assets        Number of       Total Assets
                 Accounts                           Accounts                            Accounts
--------------------------------------------------------------------------------------------------------------------
Kam Poon             1            $74,867,422            1           $53,457,232            8          $1,223,375,854
--------------------------------------------------------------------------------------------------------------------
Andrew
Lenskold             3           $512,017,015            1          $338,679,554           19          $2,048,563,504
--------------------------------------------------------------------------------------------------------------------

No advisory fee is paid based on performance for any of the accounts listed above.


Ownership in Securities of the Fund

         As reported to the Fund, as of June 30, 2005, Messrs. Lenskold and Poon had no beneficial ownership in the Fund.


Portfolio Managers' Compensation

         CSAM's compensation to the portfolio managers of the Fund includes both a fixed base salary component and bonus component. The discretionary bonus for each portfolio manager is not tied by formula to the performance of any fund or account. The factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

         A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

         Like all employees of CSAM, portfolio managers participate in CSAM's profit sharing and 401(k) plans.


Dated: August 17, 2005